SECURITISATIONS AND COVERED BONDS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Securitisations Programmes And Transactions [Abstract]
Schedule of Securitisation and Covered Bond Programmes
The Group’s principal securitisation and covered bond programmes, together with the balances of the advances subject to these arrangements and the carrying value of the externally held notes in issue at 31 December, are listed below. Notes in issue, previously reported gross of internal holdings, are presented net; comparatives have been presented on a consistent basis. The notes in issue are reported in note 24.

	2022		2021
	Loans and advances securitised[1] £m	Externally held £m	Loans and advances securitised[1] £m	Externally held £m
Securitisation programmes
UK residential mortgages and commercial loans	15,402	2,035	18,688	2,544
Credit card receivables	12,776	223	11,615	594
Motor vehicle finance	401	149	235	141
Dutch residential mortgages	402	399	427	426
Total securitisation programmes (notes 23 and 24)[2]	28,981	2,806	30,965	3,705
Covered bond programmes
Residential mortgage-backed	27,400	13,740	35,896	16,907
Social housing loan-backed	831	500	833	500
Total covered bond programmes (note 24)	28,231	14,240	36,729	17,407
Total securitisation and covered bond programmes		17,046		21,112
1Including assets backing notes held internally within the Group.
2Includes £26 million (2021: £33 million) of securitisation notes held at fair value through profit or loss.